Derivative Instruments and Hedging Activities - Summary of Impacts of Periodic Settlements of Terminated Swap Agreements on Company's Results of Operations (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Terminated swap agreements	$ 104.0	$ 105.7	$ 141.5	$ 163.1	$ 49.4
Terminated Interest Rate Swap Agreements [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Terminated swap agreements			$ 0.0	$ 6.0	$ 1.0